STOCK OPTION PLAN (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Assumptions Used in Estimating Fair Value of Each Option Award Granted Using Black-Scholes Option-Pricing Model

The following assumptions were used for the three months ended March 31, 2013:

Three Months Ended March 31, 2013
Expected volatility	89-96%
Expected term	4 -6 years
Dividend yield	0%
Risk-free interest rate	.77-.89%
Stock price	$0.30
Forfeiture rate	0.0%

The following assumptions were used for the year ended December 31, 2011:

2011
Expected Volatility	87%
Expected Term	5-10 years
Dividend yield	0.0%
Risk-free interest rate	1.5-2.0%
Stock price	$0.69 - $0.72
Forfeiture rate	0.0%

Summary of Status of Options Issued And Changes in Options Outstanding

A summary of the status of the options issued under the Plan at March 31, 2013, and information with respect to the changes in options outstanding is as follows:

		Options Outstanding
	Shares	Outstanding	Weighted-	Aggregate
	Available for	Stock	Average	Intrinsic
	Grant	Options	Exercise Price	Value
Balance at January 1, 2013	901,290	5,778,866	$1.11
Shares authorized for issuance	512,210	-
Options granted under the Plan	(1,413,500)	1,413,500	$0.30
Options exercised	-	-	$-
Options forfeited	-	-	$-
Balance at March 31, 2013	-	7,192,366	$0.51	$-

Exercisable at March 31, 2013		4,323,751	$0.65	$-

A summary of the status of the options issued under the Plan as of December 31, 2012, and information with respect to the changes in options outstanding is as follows:

		Options Outstanding
	Shares	Outstanding	Weighted-	Aggregate
	Available for	Stock	Average	Intrinsic
	Grant	Options	Exercise Price	Value
Balance at January 1, 2011	1,077,352	1,893,303	$1.36
Shares authorized for issuance	4,009,345	-	-
Options granted under the Plan	(5,054,317)	5,054,317	$1.03
Restricted stock granted under the Plan	(250,000)	-	-
Options exercised	-	(49,844)	$0.13
Options forfeited	269,221	(269,221)	$1.53
Balance at December 31, 2011	51,601	6,628,555	$1.31
Options forfeited	849,689	(849,689)	$1.00
Balance at December 31, 2012	901,290	5,778,866	$1.11	$-

Exercisable at December 31, 2012		3,566,669	$1.17	$-

Summary of Stock Options Outstanding

The following table summarizes information about stock options outstanding at March 31, 2013:

		Outstanding		Exercisable
Exercise Price	Shares	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$0.30	5,857,879	6.9	$0.30	3,029,266	$0.30
$1.00	943,754	0.6	$1.00	903,752	$1.00
$2.42	299,066	0.2	$2.42	299,066	$2.42
$3.00	91,667	0.1	$3.00	91,667	$3.00
Total	7,192,366	6.2	$0.51	4,323,751	$0.65

The following table summarizes information about stock options outstanding at December 31, 2012:

	Outstanding			Exercisable
Exercise Price	Shares	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$1.00	5,388,133	7.8	$1.00	3,175,936	$1.00
$2.42	299,066	3.6	$2.42	299,066	$2.42
$3.00	91,667	1.2	$3.00	91,667	$3.00
Total	5,778,866	7.6	$1.11	3,566,669	$1.17

Stock-Based Compensation Costs

Stock-based compensation costs under the Plan for the three months ended March 31, 2013 and 2012 and for the cumulative period from August 1, 2005 (inception) through March 31, 2013 are as follows:

			Period from
	Three months ended March 31,		August 1, 2005 (inception)
	2013	2012	through March 31, 2013

General and administrative	$245,761	$138,788	$2,232,371
Research and development	218,266	28,757	1,902,871

Total	$464,027	$167,545	$4,135,242

Stock-based compensation costs for the years ended December 31, 2012 and 2011 and for the cumulative period from August 1, 2005 (inception) through December 31, 2012, are as follows:

	Year Ended December 31,
	2012	2011	Period from August 1, 2005 (inception) through December 31, 2012
General and administrative	$441,983	$449,652	$1,986,610
Research and development	280,828	372,800	1,684,605
Total	$722,811	$822,452	$3,671,215